Furniture and Equipment: Public Utility Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Public Utility Property, Plant, and Equipment
	Year Ended December 31,
	2016	2015

Property and Equipment	$993,843	$966,936
Less: Accumulated Depreciation	(428,910)	(252,182)
Net Property and Equipment	$564,933	$714,754